Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
24
Financial instruments
i)
Financial risk management

The Group has exposure to the following risks from its use of financial instruments:

•
credit risk;
•
liquidity risk; and
•
market risk

This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk, and the Group’s management of capital.

a)
Risk management framework

The Board of Directors has overall responsibility for the establishment and oversight of the Group's risk management framework. Group management establishes policies and procedures around risk identification, measurement and management; and setting and monitoring risk limits and controls, in accordance with the objectives and underlying principles in the risk management framework approved by the Board of Directors. Risk management policies and procedures are reviewed regularly to reflect changes in market conditions and the Group’s activities.

b)
Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s trade receivables, loans and advances, payment cycle receivables, deposits and cash and cash equivalents. The Group does not have significant credit exposure to a single counterparty.

Impairment losses on financial assets recognized in profit or loss were as follows:

	2022	2021	2020
(in $ millions)	$	$	$
Trade receivables	20	8	33
Loans and advances at amortized cost	31	11	10
Payment cycle receivables	6	5	3
Other receivables	1	3	11
Time deposits	—	(8)	8
Cash and cash equivalents	—	—	(2)
	58	19	63

Trade receivables

Credit risk mainly relates to current trade receivables from consumers, driver-partners and merchant-partners under the Deliveries, Mobility and Enterprise and new initiatives segments. There is no significant concentration of customer credit risk. In monitoring customer credit risk, customers are grouped according to their credit characteristics which includes geographic location and operating segment. In response to the current macroeconomic trends, the Group has been performing more frequent reviews of receivable collection and the number of days past due in order to more closely monitor credit behavior and when necessary to respond with swift commercial action.

The Group does not have collateral in respect of outstanding trade receivables. The Group does not have trade receivables for which no loss allowance is recognized because of collateral.

The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	Net carrying amount
	2022	2021
(in $ millions)	$	$
Indonesia	28	36
Singapore	20	25
Philippines	12	5
Malaysia	19	13
Thailand	6	9
Other countries	15	7
	100	95

Expected credit loss measurement

The Group uses an allowance matrix to measure ECLs of trade receivables which comprise a large number of small balances.

Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different segments based on the common credit risk characteristics of geographic region and type of services purchased. Loss rates are based on actual payment and credit loss experience over the preceding 12 to 18 months. These rates are multiplied by scalar factors to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.

The following table provides information about the exposure to credit risk and ECLs for trade receivables as at December 31:

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2022
Current (not past due)	6.75	83	(7)	No
1 – 30 days past due	9.91	12	(1)	No
31 – 60 days past due	15.52	9	(1)	No
61 – 90 days past due	31.27	3	(1)	No
91 – 120 days past due	42.41	3	(1)	No
More than 121 days	93.15	10	(9)	Yes
		120	(20)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2021
Current (not past due)	2.94	70	(2)	No
1 – 30 days past due	10.08	17	(2)	No
31 – 60 days past due	20.46	10	(2)	No
61 – 90 days past due	50.14	5	(2)	No
91 – 120 days past due	55.76	4	(3)	No
More than 121 days	98.54	11	(11)	Yes
		117	(22)

Movements in allowance for impairment in respect of trade receivables

The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2022	2021
(in $ millions)	$	$
At January 1	22	40
Impairment loss recognized	21	8
Amounts written off	(22)	(24)
Exchange translation differences	(1)	(2)
At December 31	20	22

Loans and advances

Credit risk mainly pertains to term loans provided to merchant-partners, driver-partners and consumers. The Group closely monitors credit quality for the loans and advances to manage and evaluate the Group’s related exposure to credit risk. Credit risk management begins with initial underwriting and continues through to full repayment of a loan or advance. To assess a borrower who requests a loan or advance, the Group, among other indicators, internally developed risk models using detailed information from internal historical experience including the borrower’s prior repayment history with the Group as well as other measures. The Group uses delinquency status and trends to assist in making new and ongoing credit decisions, adjust models, plan collection practices and strategies.

Exposure to credit risk

The exposure to credit risk for loans and advances at the reporting date by geographic region was as follows:

	Carrying amount
	2022	2021
(in $ millions)	$	$
Malaysia	36	14
Singapore	59	40
Thailand	48	33
Philippines	19	13
Indonesia	13	2
Vietnam	10	5
	185	107

There is no concentration of credit risk for loans and advances.

Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different segments based on the following common credit risk characteristics – geographic region, nature of counterparty and age of relationship.

The following table provides information about the exposure to credit risk and ECLs for loans and advances to customers.

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2022
Current (not past due)	4.49	172	(8)	No
1 – 30 days past due	14.61	17	(2)	No
31 – 60 days past due	39.50	6	(2)	No
61 – 90 days past due	66.72	4	(3)	No
91 – 120 days past due	92.02	4	(3)	Yes
More than 121 days	91.11	4	(4)	Yes
		207	(22)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2021
Current (not past due)	5.37	97	(5)	No
1 – 30 days past due	12.84	16	(2)	No
31 – 60 days past due	46.53	2	(1)	No
61 – 90 days past due	56.23	1	(1)	No
91 – 120 days past due	87.43	1	(1)	Yes
More than 121 days	91.12	1	(1)	Yes
		118	(11)

Movements in allowance for impairment in respect of loans and advances

The movement in the allowance for impairment in respect of loans and advances during the year was as follows:

	2022	2021
(in $ millions)	$	$
At January 1	11	9
Impairment loss recognized	31	11
Amounts written off	(19)	(9)
Exchange translation differences	(1)	*
At December 31	22	11

*Amount less than $1 million

Deposits with banks and financial institutions and cash and cash equivalents

At December 31, 2022, the Group held deposits with banks and financial institutions and cash and cash equivalents of $3,744 million (2021: $3,178 million) and $1,952 million (2021: $4,991 million) respectively. These amounts are held with reputable bank and financial institution counterparties.

Impairment on deposits with a maturity of 12 months or less from reporting date and cash and cash equivalents has been measured on the 12-month expected loss basis and reflects the short maturities of the exposures. Impairment on deposits with a maturity of more than 12 months from reporting date has been measured on an expected loss basis that reflects the longer maturities of the exposures. The Group considers that these amounts have low credit risk based on the external credit ratings of the counterparties and therefore have insignificant provision for expected credit losses.

c)
Liquidity risks

Risk management policy

‘Liquidity risk’ is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

Management monitors rolling forecasts of the Group’s cash and cash equivalents on the basis of expected cash flows. This is generally carried out by operating companies of the Group in accordance with practice and limits set by the Group. These limits vary by location to take into account the liquidity of the market in which the entity operates. In addition, the Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these.

The Group monitors its liquidity risk and maintains a level of cash and bank balances deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuation in cash flows.

As part of their overall liquidity management, the Group maintains sufficient levels of funds to meet its working capital requirements. While the Group's operations were previously financed mainly through the issuance of convertible redeemable preference shares (see Note 11), after the effectuation of the Reverse Recapitalization (see Note 11), longer term funding requirements are now primarily financed through term loan arrangements (see Note 13).

The following are the contractual maturities of financial liabilities considered in the context of the Group’s liquidity risk management strategy. The amounts are gross and undiscounted and include contractual interest payments.

		Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
(in $ millions)	$	$	$	$	$
2022
Financial liabilities
Bank loans	118	(127)	(68)	(59)	—
Term loan	1,061	(1,382)	(120)	(1,262)	—
Trade payables and other liabilities	913	(913)	(794)	(119)	—
Lease liabilities	186	(263)	(47)	(107)	(109)
	2,278	(2,685)	(1,029)	(1,547)	(109)
2021
Financial liabilities
Bank loans	138	(150)	(74)	(76)	—
Term loan	1,914	(2,422)	(131)	(2,291)	—
Trade payables and other liabilities	780	(780)	(770)	(10)	—
Lease liabilities	123	(197)	(23)	(58)	(116)
	2,955	(3,549)	(998)	(2,435)	(116)

*Amount less than $1 million

d)
Market risks

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s income. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Currency risk

The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, cash and cash equivalents and borrowings that are denominated in a currency other than the respective functional currencies of Group entities. The functional currencies of Group entities are primarily the currency of the country in which the entities operate. The currencies in which these transactions primarily are denominated are also in the currency in which the entities operate. The currencies in which these transactions are primarily denominated are the Singapore Dollar (“SGD”), Malaysian Ringgit (“MYR”) and Indonesian Rupiah (“IDR”).

Interest on external borrowings is denominated in the currency of the borrowing. With the exception of the term loan financing obtained at a Group level (see Note 13), Group entities’ external borrowings are generally denominated in currencies that match the cash flows generated by the underlying operations of the Group, which is also the currency of the country in which the entity operates.

In respect of other monetary assets and liabilities denominated in foreign currencies, the Group’s policy is to ensure that its net exposure is kept at a reasonable level by buying or selling foreign currencies at spot rates when necessary to address short term imbalances.

Based on the above approach to currency risk management, the Group’s net exposure to currencies that are denominated in a currency other than the respective functional currencies of Group entities is insignificant.

Interest rate risks

Exposure to interest rate risk

The Group’s main interest rate risk arises from long-term borrowings with variable rates, which expose the Group to cash flow interest rate risk. The Group’s borrowings at variable rate were mainly denominated in United States Dollars, Singapore Dollars, Malaysian Ringgit, Indonesian Rupiah and Thai Baht. The borrowings are periodically contractually repriced and to that extent are also exposed to the risk of future changes in market interest rates. The Group monitors reform of benchmark interest rates by reviewing the total amounts of contracts that have yet to transition to an alternative benchmark rate. As at 31 December 2022, the term loan financing, which is a significant portion of the Group’s variable rate instruments, has not yet transitioned to an alternative benchmark rate although it does contractually contain fallback provisions to address such transition in the future. The risk of future changes in market interest rates with regard to variable rate pricing on the term loan financing is currently hedged using interest rate derivatives.

The interest rate profile of the Group’s interest-bearing financial instruments as reported to the management of the Group is as follows:

	Carrying amount
	2022	2021
(in $ millions)	$	$
Fixed-rate instruments
Other investments	3,744	3,178
Cash and cash equivalents	1,952	4,991
Bank loans	(66)	(100)
Variable-rate instruments
Bank loans	(52)	(38)
Term loan	(1,061)	(1,914)

Fair value sensitivity analysis for fixed-rate instruments

Most fixed-rate financial assets and financial liabilities of the Group are not accounted for at FVTPL. Therefore, a change in interest rates at the reporting dates would not materially affect profit or loss.

Cash flow sensitivity analysis for variable rate instruments

For the bank loans, a change of 100 basis points in interest rates at the reporting date would have had an insignificant impact on profit or loss and equity. For the term loan, a 100 basis point increase in LIBOR (the applied benchmark rate) would have increase consolidated losses by approximately $6 million.

ii)
Capital management

The Group’s objectives in managing capital are to ensure that the Group will be able to continue as a going concern and to maintain an optimal capital structure so as to enable it to execute business plans and to maximize shareholder value. The Group defines “capital” as including all components of equity and external borrowings.

The capital management strategy translates into the need to ensure that at all times the Group has the liquidity and cash to meet its obligations as they fall due while maintaining a careful balance between equity and debt to finance its assets, day-to-day operations and future growth. Having access to flexible and cost-effective financing allows the Group to respond quickly to opportunities.

The Group’s capital structure is reviewed on an ongoing basis with adjustments made in light of changes in economic conditions, regulatory requirements and business strategies affecting the Group. The Group balances its overall capital structure by considering the costs of capital and the risks associated with each class of capital. In order to maintain or achieve an optimal capital structure, the Group may issue new shares from time to time, retire or obtain new borrowings or adjust the asset portfolio.

iii)
Accounting classification and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2022
Financial assets
Debt investments		772	26	—	798	179	567	52	798
Equity investments	7	334	—	—	334	188	—	146	334
Time deposits	7	—	—	3,744	3,744	—	—	—	—
Trade and other receivables	8	—	—	372	372	—	—	—	—
Other assets	9	3	—	182	185	—	3	—	3
Cash and cash equivalents	10	—	—	1,952	1,952	—	—	—	—
Total		1,109	26	6,250	7,385	367	570	198	1,135
Financial liabilities
Term loan		—	—	(1,061)	(1,061)	—	—	—	—
Warrant liabilities	15	(14)	—	—	(14)	(14)	—	—	(14)
Bank loans	13	—	—	(118)	(118)	—	—	—	—
Trade payables and other liabilities	15	(6)	(93)	(800)	(899)	—	—	(99)	(99)
Total		(20)	(93)	(1,979)	(2,092)	(14)	—	(99)	(113)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2021
Financial assets
Debt investments		685	—	—	685	594	91	—	685
Equity investments	7	618	—	—	618	457	—	161	618
Time deposits	7	—	—	3,178	3,178	—	—	—	—
Trade and other receivables	8	—	—	255	255	—	—	—	—
Other assets	9	—	—	172	172	—	—	—	—
Cash and cash equivalents	10	—	—	4,991	4,991	—	—	—	—
Total		1,303	—	8,596	9,899	1,051	91	161	1,303
Financial liabilities
Term loan		—	—	(1,914)	(1,914)	—	—	—	—
Warrant liabilities	15	(54)	—	—	(54)	(21)	—	(33)	(54)
Bank loans	13	—	—	(138)	(138)	—	—	—	—
Trade payables and other liabilities	15	(9)	—	(771)	(780)	—	—	(9)	(9)
Total		(63)	—	(2,823)	(2,886)	(21)	—	(42)	(63)

iv)
Measurement of fair values
a)
Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 2 and Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used. The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities
Put options issued to non-controlling interests (see Note 15)	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones were higher (lower).

b)
Level 3 fair values

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Other liabilities	Total
	$	$	$
(in $ millions)
At January 1, 2021	143	—	143
Net change in fair value (unrealized)	17	18	35
Net purchases/ (issuances)	1	(60)	(59)
At December 31, 2021	161	(42)	119
At January 1, 2022	161	(42)	119
Net change in fair value (unrealized)	(43)	3	(40)
Net purchases/ (issuances)	80	(93)	(13)
Transfer between Level 3 and Level 1	—	33	33
At December 31, 2022	198	(99)	99

Transfer between Level 3 and 1

The warrants which were in the process of registration for resale as at December 31, 2021 has since been registered for resale and hence transferred from Level 3 to Level 1 due to the availability of quoted prices.